Note 11 - Stock-Based Compensation (Details) - Options Exercised - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015
Note 11 - Stock-Based Compensation (Details) - Options Exercised [Line Items]
Number of options exercised (in Shares)	480,000
Aggregate fair value		$ 6,780
Employee Stock Option [Member]
Note 11 - Stock-Based Compensation (Details) - Options Exercised [Line Items]
Number of options exercised (in Shares)		480,000
Aggregate fair value		$ 27,314
Intrinsic value		17,369
Amount of cash received		9,945
Tax benefit recognized		$ 5,905